OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	3 Months Ended
Jun. 30, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
Right-Of-Use-Asset	($)
Balance at March 31, 2026	1,681
New lease agreement - Commencing May 1, 2026	162,950
Amortization for the period	(7,113)
Balance at June 30, 2026	157,518

Schedule of changes in the lease liability
Lease Liability	($)
Balance at March 31, 2026	2,347
Lease payment – base rent portion	(10,549)
Lease liability – accretion expense	3,152
New lease agreement	162,950
Balance at June 30, 2026	157,899

Current portion	28,469
Long-term portion	129,430